Equity Based Compensation - Summary of the Activity Related to Performance Based Awards (Details) - Performance Based Awards - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	5,752	5,752	5,752
Unvested Shares, Granted	5,752 [1]	0
Unvested Shares, Vested	(11,504)
Unvested Shares, Ending Balance	0	5,752	5,752
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 9.78	$ 9.78	$ 9.78
Unvested Weighted-Average Grant-Date Fair Value, Granted	9.78
Unvested Weighted-Average Grant-Date Fair Value, Vested	9.78
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 0	$ 9.78	$ 9.78
LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	380,536	267,107	130,638
Unvested Shares, Granted	271,199	113,429	148,387
Unvested Shares, Vested	(118,720)
Unvested Shares, Forfeited			(11,918)
Unvested Shares, Ending Balance	533,015	380,536	267,107
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 10.39	$ 9.21	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Granted	13.3	13.18	9.3
Unvested Weighted-Average Grant-Date Fair Value, Vested	9.09
Unvested Weighted-Average Grant-Date Fair Value, Forfeited			9.09
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 12.16	$ 10.39	$ 9.21

[1]	On March 2, 2023 the Compensation Committee of the board of directors approved the vesting of the 2020 performance grant at 200% of the targeted award. Accordingly, individuals who elected to receive performance based restricted stock were issued and immediately vested additional shares to equal 200% of their targeted award.